UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09685
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Pioneer High Yield Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Christopher J. Kelley
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2022 to June 30, 2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Yield Fund

By (Signature and Title) /s/ Lisa M. Jones
                         -------------------------
                         Lisa M. Jones, Chief Executive Officer
                         & President

Date: August 17, 2023

=========================== Pioneer High Yield Fund ============================

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 17, 2023   Meeting Type: Annual
Record Date:  MAR 29, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Deborah G. Adams         For       For          Management
1b    Elect Director James E. Craddock        For       For          Management
1c    Elect Director Patrice Douglas          For       For          Management
1d    Elect Director Christopher W. Hamm      For       For          Management
1e    Elect Director Randal T. Klein          For       For          Management
1f    Elect Director Todd R. Snyder           For       Against      Management
1g    Elect Director Martyn Willsher          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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GRUPO AEROMEXICO SAB DE CV

Ticker:       GRPAF          Security ID:  P4953T108
Meeting Date: MAR 28, 2023   Meeting Type: Special
Record Date:  MAR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Receive Report on Cancellation of       For       For          Management
      Registration of Shares from National
      Registry of Securities and Delisting
      from Mexican Stock Exchange
1.2   Change of Corporate Form to Public      For       For          Management
      Company that Promotes Variable Capital
2.1   Amend Articles Re: Public Company that  For       For          Management
      Promotes Variable Capital
2.2   Approve Certification of the Company's  For       For          Management
      Bylaws
3     Elect and/or Directors and Key          For       For          Management
      Committee Members
4.1   Receive Report on Process of            For       For          Management
      Individualization of Share Titles
      Representing Company's Share Capital
4.2   Receive Report on Process of Delivery   For       For          Management
      of Information by Shareholders to
      Company in Order for Company to
      Identify Each of its Shareholders
5     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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GRUPO AEROMEXICO SAB DE CV

Ticker:       GRPAF          Security ID:  P4953T108
Meeting Date: APR 28, 2023   Meeting Type: Annual
Record Date:  APR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated Financial          For       For          Management
      Statements, Statutory Reports and
      Allocation of Income; Set Maximum
      Amount of Share Repurchase Reserve
2     Elect or Ratify Members, Chairman,      For       Against      Management
      Secretary and Deputy Secretary of
      Board, CEO and Chairman of Audit and
      Corporate Practices Committee and
      Committees; Approve Remuneration of
      Members of Board, Secretary and Deputy
      Secretary
3     Receive Report on Process of Delivery   For       For          Management
      of Information by Shareholders to
      Company in Order for Company to
      Identify Each of its Shareholders
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

========== END NPX REPORT